DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Components of long-term debt (including related parties)

(in thousands of $)	2022	2021
Total debt, net of deferred finance charges	(1,189,324)	(1,623,300)
Less: Current portion of long-term debt and short-term debt	344,778	703,170
Long-term debt	(844,546)	(920,130)

Future repayments of outstanding debt (including related parties)
The outstanding debt, gross of deferred finance charges, as of December 31, 2022 is repayable as follows:

Year ending December 31	Golar debt	VIE debt (1)	Total debt
(in thousands of $)
2023	(7,294)	(337,666)	(344,960)
2024	(43,756)	(60,600)	(104,356)
2025	(217,363)	(60,600)	(277,963)
2026	(58,333)	(35,500)	(93,833)
2027	(58,333)	—	(58,333)
2028 and thereafter	(330,834)	—	(330,834)
Total	(715,913)	(494,366)	(1,210,279)
Deferred finance charges	20,699	256	20,955
Total debt net of deferred finance charges	(695,214)	(494,110)	(1,189,324)
(1) These amounts relate to a certain lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate into our financial statements as a VIE (note 5).

Components of debt
At December 31, 2022 and 2021, our debt was as follows:

(in thousands of $)	2022	2021	Maturity date
Gimi facility	(535,000)	(410,000)	March 2030
Unsecured Bonds	(159,029)	(299,403)	October 2025
Golar Arctic facility	(21,884)	(29,178)	October 2024
2017 Convertible bonds	—	(315,646)
Subtotal (excluding lessor VIE debt)	(715,913)	(1,054,227)
CSSC VIE debt - FLNG Hilli facility	(494,366)	(597,280)	Repayable on demand/2026
Total debt (gross)	(1,210,279)	(1,651,507)
Less: Deferred finance charges	20,955	28,207
Total debt, net of deferred financing costs	(1,189,324)	(1,623,300)

Schedule of lessor VIE debt
The following loan relates to our lessor VIE entity, the CSSC entity that we consolidate as a VIE. Although we have no control over the funding arrangement of this entity, we consider ourselves the primary beneficiary of this VIE and therefore are required to consolidate this loan facility into our financial results (note 5).

Facility	Effective from	SPV	Loan counterparty	Loan facility at inception (in $ millions)	Loan facility at December 31, 2022(in $ millions)	Loan duration/maturity	Interest
Hilli (1)	June 2018	Fortune Lianjing Shipping S.A.	CSSC entity	(840.0)	(217.3)	8 years non-recourse	LIBOR plus margin
				(120.0)	(277.1)	Repayable on demand	Nil
(1) In July 2019, the SPV, Fortune Lianjiang Shipping S.A., repaid $150.0 million to the interest-bearing facility and subsequently drew down $150.0 million from an internal loan with the CSSC entity. In March, 2020, the SPV, Fortune Lianjiang Shipping S.A., repaid $215.2 million to the interest-bearing facility and subsequently drew down $223.0 million from the internal loan with the CSSC entity.
The vessel in the table above is secured as collateral against these long-term loans (note 29).